Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2019	Dec. 31, 2018
Class A Common Stock
Common stock, par or stated value per share (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	40,000,000	40,000,000
Common stock, shares issued	17,710,471	8,491,177
Common stock, shares outstanding	17,710,471	8,491,177
Class B Common Stock
Common stock, par or stated value per share (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	10,000,000	10,000,000
Common stock, shares issued		7,778,400
Common stock, shares outstanding		7,778,400